Operating leases and other commitment (Tables)	9 Months Ended
Sep. 30, 2021
Summary of Operating lease right-of-use assets
(amounts in dollars)	Total
Balances as of January 1, 2021	$422,297
Renewed office lease	184,159
Accumulated amortization	(166,989)
Balances as of September 30, 2021	$439,467

(amounts in dollars)	Total
Balances as of January 1, 2020	$135,541
Renewed office lease	144,169
Accumulated amortization	(192,118)
Balances as of September 30, 2020	$87,592

Summary of operating lease liability
(amounts in dollars)	Total

Balances as of January 1, 2021	$425,620
Renewed office lease	184,159
Repayments of lease liability	(179,054)
Other	14,017
Balances as of September 30, 2021	$444,742
Lease liability due within one year	$-
Lease liability long term	$444,742

(amounts in dollars)	Total

Balances as of January 1, 2020	$147,036
Renewed office lease	144,169
Repayments of lease liability	(207,060)
Other	7,655
Balances as of September 30, 2020	$91,800
Lease liability due within one year	$91,800
Lease liability long term	$-